CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,052)	$ (1,187)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	670	767
Share-based compensation	737	21
Deferred tax expense	114	106
Other	(75)	10
Other changes in operating assets and liabilities:
Accounts receivable, net	1,261	(1,154)
Prepaid and other assets	(999)	112
Trade accounts payable	1,008	50
Deferred revenue	(26)	360
Accrued severance liability	1,491	0
Accrued liabilities	(78)	17
Net cash provided by (used in) operating activities	2,051	(898)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment	(525)	(289)
Net cash used in investing activities	(525)	(289)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repurchase of common stock	(44)	0
Issuance of common stock through employee stock purchase plan	43	42
Net cash (used in) provided by financing activities	(1)	42
Effect of exchange rate on cash and cash equivalents	78	72
Net increase (decrease) in cash and cash equivalents	1,603	(1,073)
Cash and cash equivalents, beginning of period	12,177	13,250
Cash and cash equivalents, end of period	13,780	12,177
Supplemental disclosure of cash flow information:
Accrued property and equipment additions	136	260
Leasehold improvements acquired through lease incentive	$ 113	$ 0